STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($)										1 Months Ended					2 Months Ended	3 Months Ended					4 Months Ended	9 Months Ended		12 Months Ended
	Sep. 26, 2025	Aug. 13, 2025	Apr. 01, 2025	Feb. 13, 2025	Dec. 11, 2024	Oct. 28, 2024	May 03, 2024	Aug. 21, 2023	Jun. 21, 2023	Aug. 31, 2025	Jul. 31, 2025	Feb. 28, 2025	May 31, 2024	Oct. 31, 2023	Dec. 17, 2024	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Oct. 22, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Feb. 18, 2025	May 07, 2024	Sep. 29, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reverse stock split					one-for-50			one-for-25
Common stock, share authorized																1,000,000,000						1,000,000,000		1,000,000,000	1,000,000,000
Common stock, par value																$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001
Voting rights																						one		one
Gross proceeds																						$ 5,573,304		$ 5,573,304
Proceeds from issuance																							5,356,194
Common stock, shares issued																5,726,930						5,726,930		838,584	22,285
Gross proceeds						$ 3,000,000						$ 7,500,000
Cash fee percentage						8.00%
Non accountable expense						1.00%
Proceeds from issuance initial public offering																								$ 9,374,441	$ 8,145,381
Shares issued for services, value																$ 290,791			$ 88,369	$ 224,265				$ 312,634	1,656,428
Conversion of accrued interest shares																								1,000
Shares issued for loan interest conversion																								$ 4,950
Number of warrants share																										22,730,680
Gross proceeds																						$ 11,387,000		$ 11,387,000
Number of share issued																				$ 1,736,207
Accounts Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares resulting from conversion																						41,164
Gynger, Inc. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accrued interest													$ 313,817
Number of shares resulting from conversion													2,120
Series C Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of stock, shares converted														975										3,442
Preferred stock stated value																$ 1						$ 1		$ 1	$ 1
Preferred stock, shares issued																1,344						1,344		1,344	4,786
Preferred stock, shares outstanding																1,344						1,344		1,344	4,786
Preferred stock, par value																$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001
Redemption percentage									112.00%
Series A Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized (in shares)																												6,800
Preferred stock stated value																												$ 1,000
Conversion price (in dollars per share)																												$ 9.30
Series A Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized (in shares)																6,300						6,300		6,300	6,300
Preferred stock stated value																$ 1						$ 1		$ 1	$ 1
Conversion price (in dollars per share)																												$ 9.30
Preferred stock, shares issued																6,300						6,300		6,300	6,300
Preferred stock, shares outstanding																6,300						6,300		6,300	6,300
Preferred stock, par value																$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001
Series D Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gross proceeds										$ 5,000,000												$ 5,000,000
Preferred shares outstanding																$ 15,906.25						$ 15,906.25
Proceeds from issuance initial public offering										$ 17,755,000												$ 17,755,000
Preferred stock stated value																$ 2						$ 2
Preferred stock, shares issued																15,906						15,906		0
Preferred stock, shares outstanding																15,906						15,906		0
Preferred stock, par value																$ 0.0001						$ 0.0001		$ 0.0001
Gross proceeds																						$ 12,700,000
Number of share issued																						$ 11,387,000
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Legal expenses						$ 50,000
Closing costs						15,950
Proceeds from issuance initial public offering						$ 2,546,213
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercised of warrants shares																						3,182,375
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price																$ 1,194,445						$ 1,194,445
Issuance of common stock pursuant to private placements, shares										439,831	439,831									8,898		3,747,741
Proceeds from issuance																						$ 6,642,433		$ 9,374,441
Number of share issued																		125,535						806,754	1,022
Shares issued for services, shares																			1,211	1,372				2,582	2,198
Shares issued for services, value																$ 3
Conversion of stock, shares converted														1,088										3,840
Convertible preferred stock																								3,840
Stock Issued During Period, Shares, Acquisitions			344,827														344,827
Accounts payable																$ 404,642						404,642
Warrants proceeds																						$ 543,056
Exercised of warrants shares																1,194,445		3,182,375
Number of share issued																				1
Pre-funded Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Pre-funded warrants to purchase common stock				11,239,805
Issuance of common stock pursuant to private placements, shares																		3,182,375
Number of share issued												33,970,485						33,970,485
Offering description				The Company offered Pre-Funded Warrants to those Purchasers whose purchase of common stock in the February 2025 Offering would have resulted in the Purchasers, together with their affiliates and certain related parties, beneficially owning more than 4.99% (or at the election of the Purchasers, 9.99%) of our common stock immediately following the consummation of the February 2025 Offering in lieu of the common stock that would otherwise result in ownership in excess of 4.99% (or at the election of the Purchaser, 9.99%) of the outstanding common stock of the Company. The Pre-Funded Warrants may be exercised commencing on the issuance date and do not expire. The Pre-Funded Warrants are exercisable for cash; provided, however that they may be exercised on a cashless exercise basis if, at the time of exercise, there is no effective registration statement registering, or no current prospectus available for, the issuance or resale of the common stock issuable upon exercise of the Pre-Funded Warrants. The exercise of the Pre-Funded Warrants will be subject to a beneficial ownership limitation, which will prohibit the exercise thereof, if upon such exercise the holder of the Pre-Funded Warrants, its affiliates and any other persons or entities acting as a group together with the holder or any of the holder’s affiliates would hold 4.99% (or, upon election of a Purchaser prior to the issuance of any shares, 9.99%) of the number of common stock outstanding immediately after giving effect to the issuance of common stock issuable upon exercise of the Pre-Funded Warrant held by the applicable holder, provided that the holder may increase or decrease the beneficial ownership limitation (up to a maximum of 9.99%) upon 60 days advance notice to the Company, which 60 day period cannot be waived.
Preferred Stock [Member] | Series C Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for services, value
Preferred stock, shares issued																								1,344	4,786
Preferred stock, shares outstanding																								1,344	4,786
Number of share issued
Preferred Stock [Member] | Series A Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for services, value
Number of share issued
Preferred Stock [Member] | Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized (in shares)																												6,800
Preferred stock stated value																												$ 1,000
Preferred stock, shares issued																6,300						6,300		6,300
Preferred stock, shares outstanding																6,300						6,300		6,300
Preferred Stock [Member] | Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares issued																1,344						1,344		1,344
Preferred stock, shares outstanding																1,344						1,344		1,344
Preferred Stock [Member] | Series D Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for services, value
Number of share issued
Inducement Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price							$ 156.50						$ 156.50
Pre-funded warrants to purchase common stock							20,555
Aggregate exercise price							$ 3,216,857
Gross proceeds													$ 3,216,857
Net proceeds							$ 2,877,475
Inducement Agreement [Member] | Series A One Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price							$ 195.63																				$ 144
Pre-funded warrants to purchase common stock							20,555
Expires of warrants							5 years 6 months
Inducement Agreement [Member] | Series B One Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Pre-funded warrants to purchase common stock							20,555
Expires of warrants							15 months
Inducement Agreement [Member] | Wainwright Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Pre-funded warrants to purchase common stock							1,541
Inducement Agreement [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Pre-funded warrants to purchase common stock													20,555
At The Market Offering Agreement [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock pursuant to private placements, shares																					105,125
Proceeds from issuance																					$ 2,063,386
Sales Agreement [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock pursuant to private placements, shares															65,236
Proceeds from issuance															$ 278,160
Securities Purchase Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued				11,365,340
Securities Purchase Agreements [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value						$ 5.00
Exercise price				$ 0.66
Common stock, shares issued				125,535		124,673
Purchase price per share				$ 0.66
Number of warrants share				22,730,680
Securities Purchase Agreements [Member] | Pre-funded Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price				$ 0.0001		$ 0.005
Pre-funded warrants to purchase common stock				11,239,805		482,187
Preferred shares outstanding				$ 0.6599		$ 4.995
Securities Purchase Agreement [Member] | Series C Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares resulting from conversion									5,761
Conversion price (in dollars per share)									$ 0.717
Preferred stock, par value									0.0001
Issue price (in dollars per share)									$ 1,000
Convertible preferred stock value									$ 1,000
Securities Purchase Agreement [Member] | Series D Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock stated value		$ 1,000
Preferred stock, par value	$ 1,150	$ 0.0001
Number of shares issued	1,875	14,031
Gross proceeds	$ 1,500,000	$ 11,200,000
Net cash proceeds	$ 2,160,000	$ 14,000,000.0